SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease expense					$ 41,811
Short term lease cost
Operating lease expense	$ 17,919	$ 3,289	35,838	3,289	41,811	(0)
Operating cash flows from operating leases			35,910	3,919	17,866
Cash paid for amounts included in the measurement of lease liabilities			$ 35,910	$ 3,919	$ 17,866
Weighted-average remaining lease term - operating leases	4 years 2 months 12 days	5 years 2 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days	4 years 8 months 1 day
Weighted-average discount rate - operating leases	10.00%	10.00%	10.00%	10.00%	10.00%
Total lease expense	$ 17,919	$ 3,289	$ 35,838	$ 3,289